AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 21, 2013

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 207                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 208                            /X/

                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                            Dianne M. Sulzbach, Esquire
Morgan, Lewis & Bockius LLP                          c/o SEI Investments
1701 Market Street                                   One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                     Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          /X/   Immediately upon filing pursuant to paragraph (b)
          / /    On [date] pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 207 relates solely to the Acadian Family of Funds, AIG Money Market Fund, AlphaOne Family of Funds, CBRE Clarion Long/Short Fund, Cornerstone Family of Funds, Edgewood Growth Fund, FMC Family of Funds, Haverford Quality Growth Stock Fund, ICM Small Company Portfolio, Loomis Sayles Full Discretion Institutional Securitized Fund, LSV Family of Funds, McKee International Equity Portfolio, Rice Hall James Family of Funds, Sands Capital Global Growth Fund, TS&W Family of Funds, Thomson Horstmann & Bryant MicroCap Fund, UA S&P 500 Index Fund and Westwood Family of Funds.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 207 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of March, 2013.


                                                 THE ADVISORS' INNER CIRCLE FUND

                                                 By:              *
                                                    ----------------------------
                                                    Michael Beattie, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


       *                           Trustee                     March 21, 2013
------------------------
Charles E. Carlbom

       *                           Trustee                     March 21, 2013
------------------------
John K. Darr

       *                           Trustee                     March 21, 2013
------------------------
William M. Doran

       *                           Trustee                     March 21, 2013
------------------------
Joseph T. Grause, Jr.

       *                           Trustee                     March 21, 2013
------------------------
Mitchell A. Johnson

       *                           Trustee                     March 21, 2013
------------------------
Betty L. Krikorian

       *                           Trustee                     March 21, 2013
------------------------
Robert A. Nesher

       *                           Trustee                     March 21, 2013
------------------------
Bruce Speca

       *                           Trustee                     March 21, 2013
------------------------
James M. Storey

       *                           Trustee                     March 21, 2013
------------------------
George J. Sullivan, Jr.

       *                           President                   March 21, 2013
------------------------
Michael Beattie

       *                           Treasurer, Controller &     March 21, 2013
------------------------           Chief Financial Officer
Michael Lawson



*By: /s/ Dianne M. Sulzbach
     -----------------------
     Dianne M. Sulzbach, pursuant to Powers of Attorney dated
     November 16, 2011 and November 30, 2011, incorporated
     herein by reference to Exhibit (q) of Post-Effective Amendment No. 179, filed on February 28, 2012

                                 EXHIBIT INDEX
                                 -------------

EXHIBIT NUMBER      DESCRIPTION

EX-101.INS          XBRL Instance Document
EX-101.SCH          XBRL Taxonomy Extension Schema Document
EX-101.CAL          XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF          XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE          XBRL Taxomony Extension Presentation Linkbase